Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC  20004
Tel:  202.739.3000
Fax:  202.739.3001
www.morganlewis.com



May 28, 2010



VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:      THE ADVISORS' INNER CIRCLE FUND II (FILE NOS. 033-50718 AND 811-07102)
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Dear Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to the Securities Exchange Act of 1934 and the Investment Company Act of 1940, a preliminary copy of the Schedule 14A, notice, proxy statement and proxy card (the "Preliminary Proxy Materials") for the Special Meeting of Shareholders (the "Special Meeting") of the Trust scheduled to be held on June 29, 2010. The Special Meeting is being called for the purpose of approving new investment sub-advisory agreements for the Trust's Frost Small Cap Equity Fund.

Please direct any questions or comments you may have to my attention at the address listed above or via telephone at 202.739.5676.

Sincerely,

/s/ Beau Yanoshik
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Beau Yanoshik